Income Taxes - Schedule of Components of Deferred Taxes (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Deferred tax assets:
Allowance for credit losses	$ 4,993	¥ 33,875	¥ 33,941
Net operating losses carried forward	498	3,382	3,347
Total deferred tax assets	$ 5,491	¥ 37,257	¥ 37,288